Variations From Federal Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
Expected federal income tax expense (benefit) at statutory rate of 34%					$ (13,086)	$ (836)	$ 692
Effect of permanent goodwill impairment					7,898
Effect of permanent acquisition-related differences						461
Effect of permanent other differences					94	30	13
Effect of carryforward state net operating losses						(72)
Effect of valuation allowance					16,074
Other					49	(3)	(24)
State income tax expense (benefit), net of federal benefit					(2,309)	(140)	116
Income tax expense (benefit)	$ 8	$ 11,468	$ 17	$ 8,720	$ 8,720	$ (560)	$ 797